Shareholders’ Equity (Details Narrative) - Evergreen Corporation [Member] - $ / shares	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Nov. 30, 2024	Jan. 28, 2025	Aug. 11, 2024	May 09, 2024	Nov. 30, 2023	Jul. 18, 2023
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000				1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, shares issued	0	0				0
Preferred stock, shares outstanding	0	0				0
Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant expire term	5 years	5 years
Warrant price	$ 0.01	$ 0.01
Price per share	$ 18.00	$ 18.00
Common Class A [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	479,000,000	479,000,000				479,000,000
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares issued	532,500	532,500				532,500
Common stock, shares outstanding	532,500	532,500				532,500
Ordinary shares possible redemption	2,207,300	4,663,957	2,456,657	4,004,330	2,831,713	7,495,670	4,004,330
Common Class A [Member] | Warrant [Member]
Subsidiary or Equity Method Investee [Line Items]
Warrant price	$ 18.00
Common Class B [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	20,000,000	20,000,000				20,000,000
Common stock, par value	$ 0.0001	$ 0.0001				$ 0.0001
Common stock, voting rights		Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Common stock, shares issued	2,875,000	2,875,000				2,875,000
Common stock, shares outstanding	2,875,000	2,875,000				2,875,000
Percentage of shares issued and outstanding	20.00%	20.00%				20.00%